Stock based compensation plan	12 Months Ended
Dec. 31, 2011
Stock based compensation plan
24	Stock based compensation plan

On November 24, 2006, Yucheng adopted the 2006 performance equity plan (the “Plan”) which allows Yucheng to offer a variety of incentive awards to employees. Under the Plan, the Company may grant either options to purchase 1,500,000 share of common stock of Yucheng or restricted shares.

On August 3, 2010, the Company has granted 941,132 restricted shares to certain employees (“2010 Grant”) for the services provided by them. The share grant will be fully vested on December 31, 2012. 40% of the total number of shares granted will be vested on January 1, 2011, and 7.5% of the total number of shares granted on the last day of every quarter following December 31, 2010. If the holder ceases to be an employee of the Company, any unvested portion of the share grant shall revert to the Plan.

On April 18, 2011, the Company has granted 444,100 restricted shares to certain employees (“2011 Grant”) for the services provided by them. The share grant will be fully vested on January 1, 2014. 40% of the total number of shares granted will be vested on January 1, 2012, and 7.5% of the total number of shares granted on the first day of every quarter following January 1, 2012. If the holder ceases to be an employee of the Company, any unvested portion of the share grant shall revert to the Plan.

	2010 Grant Number of restricted shares	2011 Grant Number of restricted shares	Total Number of restricted shares	Weighted- Average Grant Date Fair Value
				USD

Unvested as of January 1, 2010	-	-	-	-
Granted	941,132	-	941,132	3.23
Unvested as of December 31, 2010	941,132	-	941,132	3.23
Granted	-	444,100	444,100	3.62
Forfeited	(58,200)	(24,900)	(83,100)	3.35
Vested	(628,792)	-	(628,792)	3.23
Unvested as of December 31, 2011	254,140	419,200	673,340	3.47

The Company recorded stock-based compensation expense in General and Administrative expenses of RMB Nil, RMB8,052,823 equivalent to USD1,215,943 and RMB7,526,885 equivalent to USD1,194,573 for the years ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2011, the unrecognized stock-based compensation expense, net of expected forfeitures, for 2010 Grant and 2011 Grant was RMB4,978,267 equivalent to USD790,088 and RMB6,783,097 equivalent to USD1,076,528, respectively (for a total of RMB11,761,364 equivalent to USD1,866,616), and are expected to be amortized over the weighted average period of 0.4 year.